FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	12/31/11 (b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT — I

	B. File Number:	811-07798

	C. Telephone Number:	(212) 576-7000

2.	A. Street:	51 MADISON AVENUE

	B. City: NEW YORK	C. State: NY D. Zip Code: 10010 Zip Ext:

E. Foreign Country: Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N

[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y

[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company?(Y/N)	Y

[If answer is “N” (No), go to item 8.]

	B. How many separate series or portfolios did Registrant have at the end of the period?	79

If filing more than one
Page 2, “X” box [ ]
For period ending 12/31/11
File number 811-07798
C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED N THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Is this the
Series		last filing
Number	Series Name	for this series?
(Y/N)
1	MainStay VP Bond- Initial Class	N
2.	MainStay VP Growth Equity — Initial Class	N
3.	MainStay VP Cash Management	N
4.	MainStay VP Convertible- Initial Class	N
6.	MainStay VP Government- Initial Class	N
7.	MainStay VP Common Stock — Initial Class	N
8.	MainStay VP High Yield Corporate Bond- Initial Class	N
9.	MainStay VP S+P 500 Index — Initial Class	N
10.	MainStay VP International Equity- Initial Class	N
11.	MainStay VP Mid Cap Core- Initial Class	N
14.	MainStay VP Income Builder- Initial Class	N
17.	MainStay VP ICAP Select Equity — Initial Class	N
18.	MainStay VP Large Cap Growth — Initial Class	N
19.	Alger Capital Appreciation Portfolio Class I-2 Shares	N
20.	Alger Small Cap Growth Portfolio — Class I-2 Shares (closed to new investors)	N
21.	American Century (R) VP International- Class II	N
22.	American Century (R) VP Value- Class II	N
23.	Calvert VP SRI Balanced Portfolio	N
24.	Dreyfus IP Technology Growth- Initial Shares	N
25.	Dreyfus VIF Opportunistic Small Cap - Initial Shares	N
26.	Fidelity(R) VIP Contrafund (R)- Initial Class	N
27.	Fidelity (R) VIP Equity-Income- Initial Class	N
28.	Fidelity (R) VIP Growth- Initial Class	N
29.	Fidelity (R) VIP Index 500- Initial Class	N
30.	Fidelity (R) VIP Investment Grade Bond- Initial Class	N
31.	Fidelity (R) VIP Mid Cap- Initial Class	N
32.	Fidelity (R) VIP Overseas- Initial Class	N
33.	Janus Aspen Enterprise Portfolio-Institutional Shares	N
34.	Janus Aspen Balanced Portfolio- Institutional Shares	N
35.	Janus Aspen Worldwide Portfolio-Institutional Shares	N
36.	MFS (R) Investors Trust Series- Initial Class	N
37.	MFS (R) New Discovery Series- Initial Class	N
38.	MFS (R) Utilities Series- Initial Class	N
39.	Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I Shares	N
40.	T. Rowe Price Equity Income Portfolio	N
41.	T. Rowe Price Limited-Term Bond Portfolio	N
42.	Van Eck VIP Global Hard Assets — Initial Class	N
43.	UIF Emerging Markets Debt Portfolio - Class I	N
44.	UIF Emerging Markets Equity Portfolio - Class I	N
45.	UIF U.S. Real Estate Portfolio - Class I	N
46.	American Century (R) VP Inflation Protection - Class II	N
47.	MFS (R) Research Series — Initial Class	N
48.	Van Eck VIP Multi-Manager Alternatives — Initial Class	N
49.	MainStay VP Balanced — Initial Class	N
50.	MainStay VP Floating Rate — Initial Class	N
51.	PIMCO Real Return — Administrative Class Shares	N
52.	PIMCO Total Return — Administrative Class Shares	N
53.	Royce Micro-Cap Portfolio — Investment Class	N
54.	Royce Small-Cap Portfolio — Investment Class	N
55.	MainStay VP Conservative Allocation — Initial Class	N
56.	MainStay VP Growth Allocation — Initial Class	N
57.	MainStay VP Moderate Allocation — Initial Class	N
58.	MainStay VP Moderate Growth Allocation — Initial Class	N
59.	PIMCO Global Bond — Administrative Class Shares	N
60.	PIMCO Low Duration — Administrative Class Shares	N
61.	Invesco V.I. International Growth Fund - Series I Shares	N
62.	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares	N
63.	DWS Dreman Small Mid Cap Value VIP — Class A Shares	N
64.	MainStay VP U.S. Small Cap — Initial Class	N
65.	AllianceBernstein VPS International Value Portfolio - Class A Shares	N
66.	Columbia Variable Portfolio — Small Cap Value Fund - Class 2	N
67.	Delaware VIP Diversified Income Series — Standard Class	N
68.	Delaware VIP Emerging Markets Series — Standard Class	N
69.	Delaware VIP International Value Equity Series - Standard Class	N
70.	Delaware VIP Small Cap Value Series — Standard Class	N
71.	Delaware VIP Value Series — Standard Class	N
72.	DWS Small Cap Index VIP — Class A Shares	N
73.	Invesco V.I. Global Real Estate Fund — Series I Shares	N
74.	Invesco Van Kampen V.I. Mid Cap Value Fund — Series I Shares	N
75.	Janus Aspen Forty Portfolio — Institutional Shares	N
76.	LVIP Baron Growth Opportunities Fund — Service Class	N
77.	MFS (R) Research Bond Series — Initial Class	N
78.	MFS (R) Value Series — Initial Class	N
79.	MFS (R) VIT II International Value Portfolio	N
80.	T. Rowe Price Blue Chip Growth Portfolio	N
81.	T. Rowe Price International Stock Portfolio	N
82.	T. Rowe Price New America Growth Portfolio	N
83.	The Merger Fund VL	N
84.	Victory VIF Diversified Stock Fund — Class A Shares	N

If filing more than one
Page 47, “X” box [ ]
For period ending 12/31/11

File number 811-07798
UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one
Page 48, “X” box: [ ]
For period ending 12/31/11
File number 811-07798

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

B.	[/]	File Number: 8-

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one
  Page 49, “X” box: [ ]
For period ending 12/31/11

File number 811-07798

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)

	B.	[/]	Identify the family in 10 letters:	Y/N

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)

Y/N

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)

Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)

Y/N

	D.	[/]	Flexible premium variable life contracts? (Y/N)

Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)

Y/N
118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

If filing more than one
Page 50, “X” box: [ ]
For period ending 12/31/11

File number 811-07798

123.	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.
[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)
		$

125.	[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$12,337

126.
Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)
		$

127.
List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of	Total Assets	Total Income
	Series	($000’s	Distributions
	Investing	omitted)	($000’s omitted)
A. U.S. Treasury direct issue		$	$

B. U.S. Government agency		$	$

C. State and municipal tax-free		$	$

D. Public utility debt		$	$

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$	$

F. All other corporate intermed. & long- term debt		$	$

G. All other corporate short-term debt		$	$

H. Equity securities of brokers or dealers or parents of brokers or dealers		$	$

I. Investment company equity securities		$	$

J. All other equity securities	1	$1,875,609	$

K. Other securities		$	$

L. Total assets of all series of registrant	1	$1,875,609	$

If filing more than one
Page 51, “X” box: [ ]
For period ending 12/31/11
File number 811-07798

128.	[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
Y/N
129.	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
Y/N
130.	[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$ 10,972

132.	[/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
A.	Name of the issuer;

B.	Exchange ticker symbol;

C.	CUSIP number;

D.	Total number of shares or, for debt securities, principal amount divested;

E.	Date (s) that the securities were divested; and

F.	If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.
This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

SIGNATURE PAGE
For period ending 12/31/11
File number 811-07798
      This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account - I, in the City of New York, in the State of New York, on the 27th day of February, 2012.

New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account - I
By:	/s/ ROBERT M. GARDNER
Robert M. Gardner
First Vice President and Controller

Witness:
/s/ DEBRA CURRAN
Debra Curran
Vice President